Schedule of Investments (unaudited) July 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
BHP Group Ltd.	3,961	$109,529
Glencore PLC	80,601	456,822
Rio Tinto PLC	1,425	86,026
South32 Ltd.	19,899	54,237
Woodside Energy Group Ltd.	650	14,715

		721,329

Brazil — 0.0%
NU Holdings Ltd., Class A(a)	7,283	30,661

Canada — 1.7%
Enbridge, Inc.	23,569	1,058,493
Nutrien Ltd.	510	43,658

		1,102,151

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR	382	37,577

China — 2.6%
Aier Eye Hospital Group Co. Ltd., Class A	4,157	18,748
Alibaba Group Holding Ltd.(a)	7,300	82,077
Alibaba Group Holding Ltd., ADR(a)	1,330	118,862
Amoy Diagnostics Co. Ltd., Class A	5,510	24,470
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	17,109
BYD Co. Ltd., Class A	4,400	209,859
China Tourism Group Duty Free Corp. Ltd., Class A	592	18,452
Contemporary Amperex Technology Co. Ltd., Class A(a)	3,433	260,298
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,466	30,237
Ganfeng Lithium Co. Ltd., Class H(b)	8,640	78,125
Glodon Co. Ltd., Class A	200	1,375
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,643	17,968
Guangzhou Baiyun International Airport Co. Ltd., Class A	2,300	4,411
Haidilao International Holding Ltd.(a)(b)	9,000	17,982
Hangzhou Robam Appliances Co. Ltd., Class A	5,171	21,695
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	900	9,348
Hundsun Technologies, Inc., Class A	4,013	25,278
Hygeia Healthcare Holdings Co. Ltd.(b)	3,200	18,402
Industrial & Commercial Bank of China Ltd., Class H	23,000	12,160
JD Health International, Inc.(a)(b)	5,900	44,752
JD.com, Inc., Class A	761	22,703
Jiangsu Hengrui Medicine Co. Ltd., Class A	4,125	21,592
Jinxin Fertility Group Ltd.(b)	25,000	19,425
Kingsoft Corp. Ltd.	6,200	20,702
Li Auto, Inc., ADR(a)	3,165	103,939
Meituan, Class B(a)(b)	1,000	22,433
Microport Cardioflow Medtech Corp.(a)(b)	67,000	20,638
Ming Yuan Cloud Group Holdings Ltd.	5,000	4,590
Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,059	18,874
Tencent Holdings Ltd.	8,400	324,650
Venustech Group, Inc., Class A	5,000	13,685
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	4,163	18,396
WuXi AppTec Co. Ltd., Class A	1,396	19,313
Wuxi Biologics Cayman, Inc.(a)(b)	2,433	23,289
Yifeng Pharmacy Chain Co. Ltd., Class A	1,234	9,468
Yonyou Network Technology Co. Ltd., Class A	7,608	23,556
Yum China Holdings, Inc.	350	16,387

		1,735,248

France — 2.9%
Arkema SA	1,924	182,271
BNP Paribas SA	3,979	187,997

Security	Shares	Value

France (continued)
Cie de Saint-Gobain	6,808	$317,456
Danone SA	3,148	173,578
EssilorLuxottica SA	1,410	221,063
Hermes International	77	105,640
LVMH Moet Hennessy Louis Vuitton SE	1,075	746,430

		1,934,435

Germany — 4.1%
Auto1 Group SE(a)(b)	2,565	22,124
Commerzbank AG(a)	2,130	14,593
Deutsche Telekom AG, Registered Shares	28,223	536,208
Infineon Technologies AG	2,660	72,949
Mercedes-Benz Group AG, Registered Shares	7,301	430,569
SAP SE	4,880	455,171
Siemens AG, Registered Shares	6,490	723,920
Vantage Towers AG	14,182	420,870

		2,676,404

Hong Kong — 0.5%
AIA Group Ltd.	32,000	321,493

Israel — 0.7%
Nice Ltd., ADR(a)	2,305	493,316

Italy — 0.4%
Intesa Sanpaolo SpA	165,082	293,154

Japan — 1.4%
FANUC Corp.	2,800	482,890
Hoya Corp.	2,578	258,294
Keyence Corp.	100	39,634
Kose Corp.	1,200	107,114

		887,932

Netherlands — 3.3%
Adyen NV(a)(b)	179	321,980
Akzo Nobel NV	2,930	197,191
ASML Holding NV	979	562,688
ING Groep NV	63,278	614,671
Shell PLC	8,711	232,158
Shell PLC, ADR	4,730	252,487

		2,181,175

Norway — 0.1%
Norsk Hydro ASA	7,133	48,328

South Africa — 0.2%
Anglo American PLC	3,086	111,543

South Korea — 1.0%
Amorepacific Corp.	1,072	106,685
LG Chem Ltd.	219	102,000
LG Energy Solution Ltd.(a)	948	309,127
Samsung SDI Co. Ltd.	318	139,777

		657,589

Spain — 0.8%
Cellnex Telecom SA(b)	11,834	529,324

Sweden — 0.7%
Volvo AB, B Shares	23,822	427,701

Switzerland — 0.8%
Cie Financiere Richemont SA, Class A, Registered Shares	625	75,361

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
On Holding AG, Class A(a)	736	$16,023
TE Connectivity Ltd.	3,436	459,496

		550,880

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	583,085

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—

United Kingdom — 3.2%
Alphawave IP Group PLC(a)	9,572	15,690
AstraZeneca PLC	4,123	542,344
Compass Group PLC	16,142	378,311
Genius Sports Ltd.(a)	3,712	9,614
Hedosophia European Growth(a)	861	8,712
Lloyds Banking Group PLC	1,123,645	622,115
Unilever PLC	10,855	528,670

		2,105,456

United States — 63.1%
Abbott Laboratories	6,983	760,029
AbbVie, Inc.	4,019	576,767
Adobe, Inc.(a)	95	38,961
Air Products & Chemicals, Inc.	2,316	574,901
Albemarle Corp.	1,194	291,706
Alcoa Corp.	1,371	69,770
Align Technology, Inc.(a)	123	34,559
Alphabet, Inc., Class C(a)	14,359	1,674,834
AltC Acquisition Corp., Class A(a)	1,121	10,874
Amazon.com, Inc.(a)	11,684	1,576,756
American Tower Corp.	2,683	726,637
Apple, Inc.	14,034	2,280,667
Applied Materials, Inc.	2,612	276,820
Aptiv PLC(a)	2,619	274,707
Archer-Daniels-Midland Co.	7,066	584,853
Atlassian Corp. PLC, Class A(a)	144	30,142
Autodesk, Inc.(a)	437	94,532
Ball Corp.	136	9,985
Bank of America Corp.	18,716	632,788
Booking Holdings, Inc.(a)	23	44,521
Boston Scientific Corp.(a)	15,014	616,325
Bunge Ltd.	2,846	262,771
California Resources Corp.	1,904	85,413
Capri Holdings Ltd.(a)	2,560	124,621
CF Industries Holdings, Inc.	6,259	597,672
Charles Schwab Corp.	11,040	762,312
Charter Communications, Inc., Class A(a)	670	289,507
Chesapeake Energy Corp.	265	24,955
Chipotle Mexican Grill, Inc.(a)	39	61,005
Comcast Corp., Class A	8,454	317,194
ConocoPhillips	11,272	1,098,231
Corteva, Inc.	409	23,538
Costco Wholesale Corp.	1,091	590,558
Crowdstrike Holdings, Inc., Class A(a)	1,237	227,113
Crown Holdings, Inc.	79	8,033
CSX Corp.	1,876	60,651
D.R. Horton, Inc.	5,119	399,436
Darling Ingredients, Inc.(a)	300	20,784
Datadog, Inc., Class A(a)	942	96,093
Deere & Co.	898	308,176
DexCom, Inc.(a)	2,936	240,987
Diversey Holdings Ltd.(a)	12,558	94,059

Security	Shares	Value

United States (continued)
Domino’s Pizza, Inc.	290	$113,712
Dynatrace, Inc.(a)	4,638	174,528
Edwards Lifesciences Corp.(a)	2,405	241,799
Element Solutions, Inc.	875	17,290
Eli Lilly & Co.	299	98,577
EQT Corp.	11,874	522,812
Excelerate Energy, Inc., Class A(a)	664	14,701
Exxon Mobil Corp.	2,263	219,353
F5, Inc.(a)	1,391	232,798
FMC Corp.	200	22,220
Ford Motor Co.	4,505	66,178
Fortinet, Inc.(a)	2,834	169,048
Fortive Corp.	10,418	671,440
Freeport-McMoRan, Inc.	14,726	464,605
General Motors Co.(a)	5,996	217,415
Green Plains, Inc.(a)	130	4,683
Hilton Worldwide Holdings, Inc.	2,378	304,550
Home Depot, Inc.	1,950	586,833
Humana, Inc.	2,168	1,044,976
International Flavors & Fragrances, Inc.	2,740	339,897
Intuit, Inc.	99	45,161
Intuitive Surgical, Inc.(a)	1,320	303,824
iShares MSCI China ETF(d)	14,427	716,878
Johnson & Johnson	3,312	578,010
Liberty Media Acquisition Corp.(a)	1,053	10,435
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,293	210,926
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	7,324	291,642
LyondellBasell Industries NV, Class A	3,010	268,251
Marsh & McLennan Cos., Inc.	4,666	765,037
Masco Corp.	1,214	67,231
Mastercard, Inc., Class A	2,543	899,688
McDonald’s Corp.	1,896	499,350
Merck & Co., Inc.	5,567	497,356
Micron Technology, Inc.	4,582	283,443
Microsoft Corp.	8,057	2,261,922
Mirion Technologies, Inc.(a)	1,381	9,391
MongoDB, Inc.(a)	290	90,616
Morgan Stanley	5,280	445,104
Mosaic Co.	468	24,645
Mr. Cooper Group, Inc.(a)	405	18,245
NextEra Energy, Inc.	6,754	570,646
NIKE, Inc., Class B	439	50,450
Northrop Grumman Corp.	1,243	595,273
NVIDIA Corp.	1,759	319,487
Okta, Inc.(a)	367	36,131
Otis Worldwide Corp.	423	33,066
Palo Alto Networks, Inc.(a)	383	191,155
Park Hotels & Resorts, Inc.	518	8,076
Peloton Interactive, Inc., Class A(a)	3,698	35,094
Pioneer Natural Resources Co.	853	202,118
Raymond James Financial, Inc.	3,065	301,811
ResMed, Inc.	603	145,034
Salesforce, Inc.(a)	3,812	701,484
Sarcos Technology & Robotics Corp.(a)	118	395
Seagen, Inc.(a)	1,446	260,251
Sempra Energy	5,520	915,216
ServiceNow, Inc.(a)	638	284,969
Splunk, Inc.(a)	288	29,926
Starbucks Corp.	4,336	367,606
Stryker Corp.	1,112	238,802
Tesla, Inc.(a)	299	266,544

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Thermo Fisher Scientific, Inc.	875	$523,609
TJX Cos., Inc.	5,459	333,872
Toast, Inc., Class A(a)	343	5,481
Toll Brothers, Inc.	189	9,295
Tractor Supply Co.	1,209	231,499
United Parcel Service, Inc., Class B	3,631	707,646
UnitedHealth Group, Inc.	1,868	1,013,091
Univar Solutions, Inc.(a)	276	7,463
Valero Energy Corp.	2,161	239,374
Vertiv Holdings Co.	20,902	238,701
Vulcan Materials Co.	3,131	517,648
Walmart, Inc.	2,158	284,964
Walt Disney Co.(a)	3,753	398,193
Wells Fargo & Co.	7,961	349,249
XPO Logistics, Inc.(a)	2,687	160,521
Zscaler, Inc.(a)	754	116,915

		41,379,868

Total Common Stocks — 89.6% (Cost: $60,907,367)		58,808,649

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(b)	$1	685

Total Corporate Bonds — 0.0% (Cost: $1,000)		685

	Shares

Investment Companies

United States — 0.2%
iShares China Large-Cap ETF(d)	207	6,289
KraneShares Bosera MSCI China A 50 Connect Index ETF, Class A	530	18,614
KraneShares CSI China Internet ETF	2,343	66,424
U.S. Oil Fund LP(a)	350	27,317

Total Investment Companies — 0.2% (Cost: $120,494)		118,644

Preferred Securities

Preferred Stocks — 0.1%

United States — 0.1%
Aptiv PLC, Series A, 5.50%, 06/15/23	245	29,711
Becton Dickinson and Co., Series B, 6.00%, 06/01/23	975	48,750
Boston Scientific Corp., Series A, 5.50%, 06/01/23	159	17,302

		95,763

Total Preferred Securities — 0.1% (Cost: $108,558)		95,763

Security	Shares	Value

Warrants

Israel — 0.0%
Innovid Corp., (Expires: 11/30/26)(a)	22	$8

United Kingdom(a) — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)	208	100
Hedosophia European Growth, (Expires: 05/13/27)	114	15

		115

United States(a) — 0.0%
Altus Power, Inc., (Expires: 12/31/27)	66	123
Cano Health, Inc., (Expires: 06/03/26)	121	172
EVgo, Inc., (Expires: 09/15/25)	60	117
Gores Holdings VIII, Inc., Class A, (Expires: 12/31/27)	104	72
Highland Transcend Partners I Corp., (Expires: 12/31/27)	124	13
Hippo Holdings, Inc., (Expires: 07/30/27)	57	8
Offerpad Solutions, Inc., (Expires: 09/11/26)	107	32
Sarcos Technology & Robotics Corp., Class A, (Expires: 06/15/27)	354	177
TPG Pace Beneficial Finance Corp., Class A, (Expires: 10/09/27)	30	6
Volta, Inc., Series C, (Expires: 08/26/26)	70	29

		749

Total Warrants — 0.0% (Cost: $2,898)		872

Total Long-Term Investments — 89.9% (Cost: $61,140,317)		59,024,613

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(d)(e)	4,274,699	4,274,699

Total Short-Term Securities — 6.5% (Cost: $4,274,699)		4,274,699

Options Purchased — 0.2% (Cost: $226,602)		146,987

Total Investments Before Options Written — 96.6% (Cost: $65,641,618)		63,446,299

Options Written — (0.3)% (Premiums Received: $(224,227))		(227,513)

Total Investments, Net of Options Written — 96.3% (Cost: $65,417,391)		63,218,786

Other Assets Less Liabilities — 3.7%		2,404,707

Net Assets — 100.0%		$65,623,493

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,741,013	$—	$(466,314	)(a)	$—	$—	$4,274,699	4,274,699	$10,794	$—
iShares China Large-Cap ETF	6,404	—	—		—	(115)	6,289	207	30	—
iShares MSCI China ETF	727,986	—	—		—	(11,108)	716,878	14,427	4,501	—

					$—	$(11,223)	$4,997,866		$15,325	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	2	09/16/22	$180	$5,511
NASDAQ 100 E-Mini Index	1	09/16/22	259	18,428
S&P 500 E-Mini Index	36	09/16/22	7,440	626,074

				650,013

Short Contracts
FTSE Taiwan Index	19	08/30/22	991	(18,151)
KOSPI 200 Index	12	09/08/22	748	51,591
Nikkei 225 Yen-Denominated	6	09/08/22	629	(4,451)
S&P/TSE 60 Index	1	09/15/22	185	(596)
SPI 200 Index	1	09/15/22	121	(6,370)

				22,023

				$672,036

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	1,111,355	USD	1,138,369	Barclays Bank PLC	08/18/22	$30,505
EUR	525,655	USD	530,193	BNP Paribas SA	08/18/22	7,642
AUD	155,000	USD	106,851	Deutsche Bank AG	09/15/22	1,523
CHF	477,457	USD	480,741	Deutsche Bank AG	09/15/22	22,494
JPY	383,190,022	USD	2,863,689	Deutsche Bank AG	09/15/22	19,453
USD	2,414,408	EUR	2,304,023	BNP Paribas SA	09/15/22	52,362

						$133,979

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CF Industries Holdings, Inc.	2	08/19/22	USD	115.00	USD	19	$65
General Motors Co.	24	09/16/22	USD	45.00	USD	87	288
HCA Healthcare, Inc.	4	09/16/22	USD	220.00	USD	85	2,140
Mosaic Co.	3	09/16/22	USD	70.00	USD	16	122
Walt Disney Co.	4	09/16/22	USD	110.00	USD	42	1,430
Walt Disney Co.	6	10/21/22	USD	115.00	USD	64	1,995

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Dynatrace, Inc.	7	11/18/22	USD	45.00	USD	26	$1,400
Generac Holdings, Inc.	3	11/18/22	USD	280.00	USD	80	8,294
Commerzbank AG	27	12/16/22	EUR	9.00	EUR	18	497
HCA Healthcare, Inc.	4	12/16/22	USD	230.00	USD	85	4,060
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	640.00	EUR	68	6,766
SAP Investor Relations, ADR	4	12/16/22	USD	100.00	USD	37	1,460
Abbott Laboratories	6	01/20/23	USD	125.00	USD	65	1,137
Adobe, Inc.	1	01/20/23	USD	480.00	USD	41	1,640
Align Technology, Inc.	2	01/20/23	USD	290.00	USD	56	7,210
Alphabet Inc., Class C	20	01/20/23	USD	125.00	USD	233	13,700
Dynatrace, Inc.	7	01/20/23	USD	45.00	USD	26	2,047
Eli Lilly & Co.	2	01/20/23	USD	340.00	USD	66	5,005
Eli Lilly & Co.	2	01/20/23	USD	320.00	USD	66	7,125
Glencore International PLC	7	01/20/23	GBP	5.80	GBP	33	1,204
Humana, Inc.	1	01/20/23	USD	500.00	USD	48	2,965
Intuit, Inc.	1	01/20/23	USD	450.00	USD	46	5,475
Nike, Inc., Class B	6	01/20/23	USD	135.00	USD	69	2,295
Otis Worldwide Corp.	7	01/20/23	USD	85.00	USD	55	2,100
salesforce.com, Inc.	4	01/20/23	USD	200.00	USD	74	5,530
salesforce.com, Inc.	4	01/20/23	USD	210.00	USD	74	4,130
ServiceNow, Inc.	1	01/20/23	USD	550.00	USD	45	1,980
XPO Logistics, Inc.	5	01/20/23	USD	57.50	USD	30	4,450

							96,510

Put
Anglo American PLC	2	08/19/22	GBP	32.00	GBP	61	8,768
BHP Group Ltd.	3	08/19/22	GBP	22.28	GBP	76	2,705
Rio Tinto PLC, ADR	1	08/19/22	GBP	52.00	GBP	51	6,630
Apple, Inc.	17	09/16/22	USD	140.00	USD	276	1,658
ConocoPhillips	13	09/16/22	USD	75.00	USD	127	735
Exxon Mobil Corp.	8	09/16/22	USD	100.00	USD	78	5,320
Sherwin-Williams Co. (The)	1	09/16/22	USD	240.00	USD	24	880
EQT Corp.	19	10/21/22	USD	30.00	USD	84	1,283
ConocoPhillips	9	01/20/23	USD	70.00	USD	88	2,286
Energy Select Sector SPDR Fund	15	01/20/23	USD	65.00	USD	118	3,802
EQT Corp.	15	01/20/23	USD	35.00	USD	66	4,650
Exxon Mobil Corp.	6	01/20/23	USD	75.00	USD	58	1,305
Pioneer Natural Resources Co.	3	01/20/23	USD	210.00	USD	71	5,880
Valero Energy Corp.	5	01/20/23	USD	90.00	USD	55	2,762

							48,664

							$145,174

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Essilorluxottica SA	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	200.00	EUR	17	$4
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	1,465	09/16/22	USD	290.00	USD	347	1,809

								$1,813

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alphabet Inc., Class C	20	08/19/22	USD	125.00	USD	233	$(900)
Amazon.com, Inc.	11	08/19/22	USD	125.00	USD	148	(12,595)
American Tower Corp.	2	08/19/22	USD	280.00	USD	54	(470)

5

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Anglo American PLC	1	08/19/22	GBP	41.00	GBP	30	$(56)
Applied Materials, Inc.	2	08/19/22	USD	105.00	USD	21	(970)
Archer-Daniels-Midland Co.	4	08/19/22	USD	80.00	USD	33	(1,520)
Bank of America Corp.	21	08/19/22	USD	35.00	USD	71	(798)
BHP Group Ltd.	1	08/19/22	GBP	28.51	GBP	25	(68)
Boston Scientific Corp.	14	08/19/22	USD	42.00	USD	57	(805)
CF Industries Holdings, Inc.	5	08/19/22	USD	95.00	USD	48	(2,350)
Comcast Corp., Class A	8	08/19/22	USD	42.50	USD	30	(44)
Costco Wholesale Corp.	1	08/19/22	USD	510.00	USD	54	(3,533)
EQT Corp.	14	08/19/22	USD	41.00	USD	62	(5,670)
Fortive Corp.	10	08/19/22	USD	60.00	USD	64	(5,100)
Home Depot, Inc.	3	08/19/22	USD	325.00	USD	90	(354)
Home Depot, Inc.	2	08/19/22	USD	300.00	USD	60	(1,885)
Mastercard, Inc., Class A	2	08/19/22	USD	350.00	USD	71	(2,285)
Microsoft Corp.	7	08/19/22	USD	280.00	USD	197	(4,760)
Morgan Stanley	5	08/19/22	USD	80.00	USD	42	(2,575)
Nice Ltd.	2	08/19/22	USD	230.00	USD	43	(475)
Rio Tinto PLC, ADR	1	08/19/22	GBP	65.90	GBP	51	(108)
Starbucks Corp.	4	08/19/22	USD	80.00	USD	34	(2,410)
TE Connectivity Ltd.	3	08/19/22	USD	125.00	USD	40	(2,955)
Thermo Fisher Scientific, Inc.	1	08/19/22	USD	580.00	USD	60	(2,650)
United Parcel Service, Inc., Class B	3	08/19/22	USD	190.00	USD	58	(2,138)
Vulcan Materials Co.	3	08/19/22	USD	160.00	USD	50	(2,655)
Walt Disney Co.	3	08/19/22	USD	105.00	USD	32	(1,358)
Alcoa Corp.	6	09/16/22	USD	55.00	USD	31	(1,524)
ConocoPhillips	19	09/16/22	USD	90.00	USD	185	(19,427)
General Motors Co.	24	09/16/22	USD	52.50	USD	87	(60)
Costco Wholesale Corp.	2	10/21/22	USD	580.00	USD	108	(2,440)
EQT Corp.	19	10/21/22	USD	42.00	USD	84	(11,305)
UnitedHealth Group, Inc.	2	12/16/22	USD	600.00	USD	108	(2,385)
AbbVie, Inc.	6	01/20/23	USD	165.00	USD	86	(1,728)
EQT Corp.	15	01/20/23	USD	50.00	USD	66	(7,200)
Exxon Mobil Corp.	12	01/20/23	USD	95.00	USD	116	(11,580)
Merck & Co., Inc.	10	01/20/23	USD	100.00	USD	89	(1,875)
Valero Energy Corp.	11	01/20/23	USD	120.00	USD	122	(10,422)

							(131,433)

Put
Alphabet Inc., Class C	20	08/19/22	USD	95.00	USD	233	(200)
Anglo American PLC	2	08/19/22	GBP	28.69	GBP	61	(2,891)
BHP Group Ltd.	3	08/19/22	GBP	19.60	GBP	76	(502)
Rio Tinto PLC, ADR	1	08/19/22	GBP	46.01	GBP	51	(1,551)
Albemarle Corp.	6	09/16/22	USD	180.00	USD	147	(1,035)
Alcoa Corp.	6	09/16/22	USD	35.00	USD	31	(213)
Apple, Inc.	34	09/16/22	USD	125.00	USD	553	(901)
Energy Select Sector SPDR Fund	7	09/16/22	USD	75.00	USD	55	(1,740)
Exxon Mobil Corp.	8	09/16/22	USD	90.00	USD	78	(1,756)
General Motors Co.	24	09/16/22	USD	32.00	USD	87	(1,524)
Splunk Inc.	3	09/16/22	USD	75.00	USD	31	(266)
Walt Disney Co.	4	09/16/22	USD	95.00	USD	42	(630)
Walt Disney Co.	6	10/21/22	USD	90.00	USD	64	(1,023)
Dynatrace, Inc.	7	11/18/22	USD	35.00	USD	26	(2,275)
Generac Holdings, Inc.	3	11/18/22	USD	200.00	USD	80	(2,340)
Commerzbank AG	27	12/16/22	EUR	7.20	EUR	18	(3,063)
HCA Healthcare, Inc.	4	12/16/22	USD	160.00	USD	85	(1,340)
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	520.00	EUR	68	(1,032)
SAP Investor Relations, ADR	4	12/16/22	USD	80.00	USD	37	(910)
Abbott Laboratories	6	01/20/23	USD	105.00	USD	65	(3,195)
Adobe, Inc.	1	01/20/23	USD	400.00	USD	41	(3,328)
Align Technology, Inc.	2	01/20/23	USD	230.00	USD	56	(3,450)
Alphabet Inc., Class C	20	01/20/23	USD	100.00	USD	233	(7,400)
Dynatrace, Inc.	7	01/20/23	USD	35.00	USD	26	(2,870)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Eli Lilly & Co.	2	01/20/23	USD	280.00	USD	66	$(2,025)
Eli Lilly & Co.	2	01/20/23	USD	260.00	USD	66	(1,300)
Exxon Mobil Corp.	6	01/20/23	USD	65.00	USD	58	(585)
Glencore International PLC	7	01/20/23	GBP	4.50	GBP	33	(4,279)
Humana, Inc.	1	01/20/23	USD	390.00	USD	48	(825)
Intuit, Inc.	1	01/20/23	USD	370.00	USD	46	(1,630)
Nike, Inc., Class B	6	01/20/23	USD	110.00	USD	69	(4,815)
Otis Worldwide Corp.	7	01/20/23	USD	65.00	USD	55	(1,050)
salesforce.com, Inc.	8	01/20/23	USD	160.00	USD	147	(7,340)
ServiceNow, Inc.	1	01/20/23	USD	450.00	USD	45	(5,375)
Valero Energy Corp.	5	01/20/23	USD	75.00	USD	55	(1,225)
XPO Logistics, Inc.	5	01/20/23	USD	45.00	USD	30	(975)

							(76,859)

							$(208,292)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Essilorluxottica SA	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	225.00	EUR	17	$—
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	1,465	09/16/22	USD	320.00	USD	347	(455)

								(455)

Put
Essilorluxottica SA	JPMorgan Chase Bank N.A.	114	09/16/22	EUR	160.00	EUR	17	(1,294)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	1,465	09/16/22	USD	230.00	USD	347	(17,472)

								(18,766)

								$(19,221)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$(3,299)	$(7	)(c)	$(3,308)	0.0%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $2 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	15 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

7

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
JM Smucker Co.	(25)	$(3,308)	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(3,308)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$14,715	$706,614	$—	$721,329
Brazil	30,661	—	—	30,661
Canada	1,102,151	—	—	1,102,151
Chile	37,577	—	—	37,577
China	222,801	1,512,447	—	1,735,248
France	—	1,934,435	—	1,934,435
Germany	—	2,676,404	—	2,676,404
Hong Kong	—	321,493	—	321,493
Israel	493,316	—	—	493,316
Italy	—	293,154	—	293,154
Japan	—	887,932	—	887,932
Netherlands	252,487	1,928,688	—	2,181,175
Norway	—	48,328	—	48,328
South Africa	—	111,543	—	111,543
South Korea	—	657,589	—	657,589
Spain	—	529,324	—	529,324
Sweden	—	427,701	—	427,701

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Switzerland	$475,519	$75,361	$—	$550,880
Taiwan	—	583,085	—	583,085
United Arab Emirates	—	—	—	—
United Kingdom	34,016	2,071,440	—	2,105,456
United States	41,379,868	—	—	41,379,868
Corporate Bonds	—	685	—	685
Investment Companies	118,644	—	—	118,644
Preferred Securities
Preferred Stocks	95,763	—	—	95,763
Warrants	872	—	—	872
Short-Term Securities
Money Market Funds	4,274,699	—	—	4,274,699
Options Purchased
Equity Contracts	145,174	1,813	—	146,987

	$48,678,263	$14,768,036	$—	$63,446,299

Derivative Financial Instruments(a)
Assets
Equity Contracts.	$644,502	$57,102	$—	$701,604
Foreign Currency Exchange Contracts	—	133,979	—	133,979
Liabilities
Equity Contracts	(213,339)	(43,749)	—	(257,088)

	$431,163	$147,332	$—	$578,495

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SPDR	Standard & Poor’s Depository Receipt

9